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Supplement to the Statement of Additional Information dated March 1, 2025

April 14, 2025
Effective April 21, 2025 (the “Effective Date”), Giancarlo Pesolillo will serve as a portfolio manager for Harbor Scientific Alpha High-Yield ETF (the “Fund”).

As of the Effective Date, the section for Harbor Scientific Alpha High-Yield ETF in the section “The Portfolio Managers - Other Accounts Managed” found on page 64 is restated in its entirety and is effective March 1, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR SCIENTIFIC ALPHA HIGH-YIELD ETF
Benjamin Brodsky, CFA
All Accounts	2	$60	2	$777	2	$4,257
Accounts where advisory fee is based on account performance (subset of above)	0	—	2	777	0	—
Michael Harper, CFA
All Accounts	2	60	2	777	2	4,257
Accounts where advisory fee is based on account performance (subset of above)	0	—	2	777	0	—
Garth Flannery, CFA
All Accounts	2	60	2	777	2	4,257
Accounts where advisory fee is based on account performance (subset of above)	0	—	2	777	0	—
Benoy Thomas, CFA
All Accounts	2	60	2	777	2	4,257
Accounts where advisory fee is based on account performance (subset of above)	0	—	2	777	0	—
Giancarlo Pesolillo, CFA
All Accounts	2	60	2	777	2	4,257
Accounts where advisory fee is based on account performance (subset of above)	0	—	2	777	0	—

As of the Effective Date, the paragraph under the heading “The Portfolio Manager - Securities Ownership” found on page 67 is restated as follows:
As of April 4, 2025, Messrs. Brodsky, Harper and Flannery did not beneficially own any shares of Harbor Scientific Alpha Income ETF or Harbor Scientific Alpha High-Yield ETF. Messrs. Thomas and Pesolillo beneficially owned shares of Harbor Scientific Alpha High-Yield ETF with a value between $10,001 and 50,000 and no shares of Harbor Scientific Alpha Income ETF.
Investors Should Retain This Supplement For Future Reference
S0425.SAI.ETF